Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands		Taxes	Royalties	Fees	Prod. Entitlements [2]	Bonuses	Comm. Social Resp.	Total Payments
Total	[1]	$ 1,680	$ 9,962,579	$ 42,449	$ 2,337,038	$ 20,225	$ 43,047	$ 12,407,018
Santos basin Offshore Rio de Janeiro
Total	[1],[3]		8,022,401	8,490	2,247,693		28,954	10,307,538
Campos basin Offshore Rio de Janeiro
Total	[1],[3]		805,921	21,762	872		13,144	841,699
Campos basin Offshore Espírito Santo
Total	[1],[3]		628,825	2,056				630,881
Santos basin Offshore São Paulo
Total	[1],[3]		387,827	2,238	$ 88,473			478,538
Pelotas basin Offshore Rio Grande do Sul
Total	[1],[3]					18,797		18,797
Sergipe basin Offshore Sergipe
Total	[1],[3]			1,604				1,604
Potiguar basin Offshore Rio Grande do Norte
Total	[1],[3]		695	803				1,498
Camamu basin Offshore Bahia
Total	[1],[3]		399	104			245	748
Espírito Santo basin Offshore Espírito Santo
Total	[1],[3]			163			462	625
Pará-Maranhão basin Offshore Pará
Total	[1],[3]			432				432
Ceará basin Offshore Ceará
Total	[1],[3]			281				281
Barreirinhas basin Offshore Maranhão
Total	[1],[3]			217				217
Santos basin Offshore Santa Catarina
Total	[1],[3]						195	195
Foz do Amazonas basin Offshore Amapá
Total	[1],[3]			104			$ 47	151
Solimões basin Onshore Amazonas
Total	[1],[3]		81,229	304				81,533
Recôncavo basin Onshore Bahia
Total	[1],[3]		22,581	503				23,084
Potiguar basin Onshore Rio Grande do Norte
Total	[1],[3]			3,276				3,276
Paraná basin Onshore Paraná
Total	[1],[3]			$ 112				112
Entity level payment Petróleo Brasileiro S.A.
Total	[1],[4]		$ 12,701					12,701
Bloque San Antonio Onshore Tarija
Total	[1],[3]	1				441		442
XX Tarija Oeste Onshore Tarija
Total	[1],[3]					319		319
Colpa Caranda Onshore Santa Cruz
Total	[1],[3]					292		292
Bloque San Alberto Onshore Tarija
Total	[1],[3]					224		224
San Telmo Norte Onshore Santa Cruz
Total	[1],[3]					$ 152		152
Entity level payment Petrobras Bolivia S.A.
Total	[1],[5]	$ 1,679						$ 1,679

[1]	All the Petrobras' projects refer the commercial development of oil and natural gas, in the E&P segment, using the well extraction method.
[2]	In-kind production entitlements are presented at fair market value, which is calculated based on the volume the Brazilian Federal Government is entitled to, valued at the average Brent oil price for the year, pursuant to the production sharing regime adopted in Brazil for the exploration and production of oil, natural gas, and other fluid hydrocarbons in the Pre-Salt Polygon and/or strategic areas, and as established by Law 12,351/2010, particularly in articles 2(III), 15(III), 18, and 29(VII).
[3]	The payments of Petrobras in Brazil are made in Reais (BRL), while in Bolivia in Bolivianos (BOL). All payments in this Report are reported in US Dollars, which have been translated based on the exchange rate as of December 31, 2024 (Brazilian Real/US Dollar 6.19 and Boliviano/US Dollar 6.96).
[4]	It is not attributable to projects individually. These royalties refer to the agreement with ANP relating to the amount due by the shale industrialization unit SIX (divested in 2022). This agreement will be paid in installments until 2027.
[5]	It is not attributable to projects individually. These taxes are levied on sales revenues on the corporate level.